Putnam
California
Tax Exempt
Income Fund

SEMIANNUAL REPORT

March 31, 1997

[LOGO: BOSTON * LONDON * TOKYO]

Fund highlights

* "[T]he fund has been one of the most consistently strong California muni bond funds around. . . . In fact, the fund has beaten the California muni group's average return in most calendar years and currently sports a yield 60 basis points higher than the norm."

                                 -- Morningstar Mutual Funds, March 14, 1997

* "In a rising interest-rate environment, an emphasis on a more defensive, high-quality portfolio should help cushion the fund's net asset value from unnecessary volatility. Income (not price appreciation) will be the driving force behind performance."

                                          -- William H. Reeves, Fund Manager
                                                Putnam California Tax Exempt
                                                                 Income Fund

   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

11 Portfolio holdings

19 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

(copyright) Karsh, Ottawa

Dear Shareholder:

The Federal Reserve Board's increase in the federal funds rate just before the midpoint of Putnam California Tax Exempt Income Fund's fiscal year was hardly a surprise to your fund's management team. Fund Manager William Reeves had already positioned the portfolio defensively in response to the unsettled market environment that had prevailed during much of the period.

Besides taking the defensive actions that he explains in the following management report, Bill has been seeking investments in industry sectors likely to benefit from a strong economy. As a result, he believes the portfolio is positioned not only to weather continued market volatility but also to benefit from what, in his view, will be sustained strong demand for municipal bonds.

In his report, Bill also reviews your fund's performance during the first half of fiscal 1997 and presents his views on prospects for the remainder of the year.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
May 21, 1997



Report from the Fund Manager
William H. Reeves

Although the changing interest rate climate meant a reversal of fortune for the bond market in general during the six months ended March 31, 1997, the tax-free sector met a gentler fate. After months of concern over the pace of economic growth, the Federal Reserve Board finally raised short-term interest rates in late March, sparking a substantial decline in most sectors of the U.S. bond market. Renewed demand and a positive economic outlook within the state, however, helped Putnam California Tax Exempt Income Fund post a relatively favorable performance for the period.

While the fund's total return of 1.86% at net asset value for class A shares for the semiannual period exceeded its Lipper California municipal debt universe's average of 1.78%, these results did fall somewhat short of its comparative benchmark; the broad-based Lehman Municipal Bond Index returned 2.31%. The fund's return for class A shares at public offering price was -2.96%; results for class B and class M shares and performance details for longer periods can be found on page 8.

Higher interest rates influenced the fund's yield and after-tax comparisons positively. An investment taxed at 45.22%, the combined maximum federal and state tax rate, would have had to provide a current return of 9.69% to equal the fund's 5.31% current dividend rate at net asset value for class A shares on March 31, 1997. (Of course, taxpayers in lower brackets would benefit to a lesser degree.)

* SEEKING PRICE PROTECTION AND INCOME IN RISING INTEREST-RATE ENVIRONMENT

Interest rates began moving upward early in the period, driven by bond investors' concerns about inflation, the Federal Reserve Board's warnings about the pace of economic growth, and finally, the Fed's quarter-point increase in the federal funds rate on March 25. Reflecting the bond market's nervousness, the yield on the bellwether 30-year Treasury bond climbed from 6.92% on September 30, 1996, to 7.10% on March 31, 1997. In this climate, preserving net asset value and maximizing the fund's income potential became our two most important priorities.

We attempted to cushion the sensitivity of the fund's price to higher interest rates by decreasing the portfolio's duration to 7.3 years. Duration is a measure of the portfolio's maturity structure and reflects the price sensitivity of its holdings to changes in interest rates. A shorter duration can help preserve portfolio value as interest rates rise. A longer duration can mean a more volatile net asset value if rates change but also is more likely to cause prices to appreciate substantially if rates decline.

We achieved the lower duration by selling longer-maturity discount bonds and adding premium bonds and shorter-maturity bonds to the portfolio. Discount bonds -- those selling at prices below par value -- are attractive for their significant appreciation potential when interest rates are falling. In the current rising-rate environment, however, they can experience greater price volatility than premium bonds. Premium bonds -- those selling at prices above par value -- carry higher coupons than current market rates and tend to be more stable in price. Shorter-maturity bonds also add an element of price stability, since they typically fall less in price than longer-term issues in response to a given rise in interest rates.

[GRAPHIC HORIZONTAL BAR CHART OMITTED: TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Water and sewerage                  19.6%

Utilities                           17.6%

Health care                         10.4%

Transportation                      10.1%

Education                            5.1%

Footnote reads:
* Based on net assets as of 3/31/97. Holdings will vary over time.

* PORTFOLIO DEFINED BY QUALITY

With more than 72% of its securities rated A or better, the fund continues to be a quality-driven portfolio. Furthermore, more than 56% of the holdings were rated in the highest quality category, Aaa. For many of these issues, timely payment of principal and interest is insured by major municipal bond insurance companies, contributing to the bonds' high ratings.

As always, we focused first on the fund's objective -- to provide shareholders with attractive levels of tax-free income. While our overall focus is consistently on top-quality bonds, we may selectively take advantage of opportunities in lower-tier investment-grade credits to help enhance the fund's returns. A combination of active management and extensive credit research will help pinpoint securities that we believe offer the best combination of current income, credit quality, and appreciation potential.

Essential-service bonds -- from areas such as water and sewer, utilities, and transportation -- comprise the fund's top industry sectors. These bonds are self-funding; that is, user fees paid for the services become the sources of the bonds' payments to investors. Since the issuers have the ability to set user fees, income from these bonds is relatively stable; thus they carry lower risk of default than other types of municipal bonds. Securities issued by the California State Water Authority and Foothills Eastern Transportation Corridor Agency are examples of essential-service bonds included in your fund's portfolio at the end of the period. While these holdings, along with others discussed in this report, were viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* POSITIVE DEVELOPMENTS COULD BRIGHTEN CAUTIOUS OUTLOOK

In the second half of the fund's fiscal year, inflation is likely to be more of a concern for consumers, policymakers, and the financial markets. Signs of rising wage growth suggest that the economy is running short of skilled labor. A tighter labor market, in our view, would create enough concern about the future of inflation for the Fed to raise interest rates again this year.

[GRAPHIC PIE CHART OMITTED: CREDIT QUALITY OVERVIEW]

CREDIT QUALITY OVERVIEW*

A                  4.1%
Aa                11.3%
Aaa               56.9%
B                  0.3%
Ba                 4.6%
Baa                9.5%
Short-term        13.3%

Footnote reads:
* As a percentage of market value as of 3/31/97. A bond rated Baa or higher is considered investment grade. All ratings reflect Moody's descriptions, unless noted otherwise; percentages may include unrated bonds considered by Putnam Management to be of comparable quality. Ratings will vary over time.

Two developments, however, are positively influencing our outlook for California's municipal bonds. In a rising interest-rate market, the number of refunded bonds coming to market tends to slow. This source of new municipal bonds typically represents about 25% to 30% of the total supply in any given year. If rates continue to rise and this significant source of supply evaporates, an imbalance could emerge that favorably impacts bond prices.

Secondly, with one of the most diverse economies in the nation, California is enjoying an economic resurgence. Fueled by the high-technology, entertainment, and construction sectors, job growth has increased significantly, pushing the unemployment rate to its lowest level in seven years. The state's finances are improving, and the budget is in a surplus. We believe the same industry diversity that led to such a robust recovery should also moderate the negative effects of future economic downturns.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 3/31/97, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam California Tax Exempt Income Fund is designed for investors seeking high current income free from federal and California income taxes, consistent with capital preservation.

TOTAL RETURN FOR PERIODS ENDED 3/31/97

                                Class A         Class B         Class M
(inception date)               (4/29/83)       (1/4/93)        (2/14/95)
                              NAV     POP     NAV    CDSC     NAV    POP
--------------------------------------------------------------------------
6 months                     1.86%  -2.96%   1.53%  -3.41%   1.71%  -1.55%
--------------------------------------------------------------------------
1 year                       5.35    0.35    4.67   -0.30    5.02    1.64
--------------------------------------------------------------------------
5 years                     40.02   33.45      --      --      --      --
Annual average               6.96    5.94      --      --      --      --
--------------------------------------------------------------------------
10 years                   101.34   91.84      --      --      --      --
Annual average               7.25    6.73      --      --      --      --
--------------------------------------------------------------------------
Life of class                  --      --   24.78   22.78   15.39   11.68
Annual average                 --      --    5.36    4.96    6.95    5.32
--------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 3/31/97

                                                  Lehman Bros.        Consumer
                                                  Municipal Bond       Price
                                                     Index             Index
------------------------------------------------------------------------------
6 months                                             2.31%             1.39%
------------------------------------------------------------------------------
1 year                                               5.47              2.76
------------------------------------------------------------------------------
5 years                                             41.42             14.86
Annual average                                       7.18              2.81
------------------------------------------------------------------------------
10 years                                           106.42             42.73
Annual average                                       7.52              3.62
------------------------------------------------------------------------------
Life of class B                                     30.35             12.76
Annual average                                       6.44              2.87
------------------------------------------------------------------------------
Life of class M                                     15.62              6.45
Annual average                                       7.21              2.98
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. POP assumes 4.75% maximum sales charge for class A shares and 3.25% for class M shares. CDSC for class B shares assumes the applicable sales charge, with the maximum being 5%.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 3/31/97

                                       Class A       Class B       Class M
-----------------------------------------------------------------------------
Distributions (number)                    6             6              6
-----------------------------------------------------------------------------
Income                               $0.227814     $0.199873      $0.214653
-----------------------------------------------------------------------------
Capital gains1
-----------------------------------------------------------------------------
Long-term                             0.021000      0.021000       0.021000
-----------------------------------------------------------------------------
  Total                              $0.248814     $0.220873      $0.235653
-----------------------------------------------------------------------------
Share value:                        NAV     POP       NAV        NAV     POP
-----------------------------------------------------------------------------
9/30/96                            $8.46   $8.88     $8.45      $8.45   $8.73
-----------------------------------------------------------------------------
3/31/97                             8.37    8.79      8.36       8.36    8.64
-----------------------------------------------------------------------------
Current return (end of period)
-----------------------------------------------------------------------------
Current dividend rate2              5.31%   5.05%     4.65%      5.00%   4.83%
-----------------------------------------------------------------------------
Taxable equivalent3                 9.69    9.22      8.49       9.13    8.82
-----------------------------------------------------------------------------
Current 30-day SEC yield4           5.00    4.76      4.34       4.71    4.55
-----------------------------------------------------------------------------
Taxable equivalent3                 9.13    8.69      7.92       8.60    8.31
-----------------------------------------------------------------------------
1Capital gains, if any, are taxable for federal and, in most cases, state tax purposes. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

2Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

3Assumes maximum 45.22% combined federal and state tax rate. Results for investors subject to lower tax rates would not be as advantageous.

4Based only on investment income, calculated using SEC guidelines.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher
12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 4.75% sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lehman Brothers Municipal Bond Index is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.




Portfolio of investments owned
March 31, 1997 (Unaudited)

          Key to Abbreviations
          AMBAC       - AMBAC Indemnity Corporation
          COP         - Certificate of Participation
          FGIC        - Financial Guaranty Insurance Company
          FHA Insd.   - Federal Housing Administration Insured
          FNMA Coll.  - Federal National Mortgage Association Collateralized
          FRB         - Floating Rate Bonds
          FRB         - Financial Security Assurance
          G.O. Bonds  - General Obligation Bonds
          IFB         - Inverse Floating Rate Bonds
          IF COP      - Inverse Floating Rate Certificate of Participation
          LOC         - Letter of Credit
          MBIA        - Municipal Bond Investors Assurance Corporation
          RAN         - Revenue Anticipation Notes
          VR COP      - Variable Rate Certificate of Participation
          VRDN        - Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (96.8%) *
PRINCIPAL AMOUNT                                                           RATINGS**                   VALUE
California (96.5%)
------------------------------------------------------------------------------------------------------------
  $  16,000,000  Anaheim, IF COP, MBIA, 8.87s, 7/16/23                         Aaa            $   16,940,000
      2,800,000  Anaheim, Hsg. Auth. VRDN (Harbor Cliff),
                   Ser. 85A, 3.2s, 7/1/06                                      VMIG1               2,800,000
     24,000,000  Anaheim, Pub. Fin. Auth. IFB, MBIA, 9.417s,
                   12/28/18                                                    Aaa                26,850,000
     30,275,000  Berkeley, Hlth. Fac. Rev. Bonds (Alta Bates
                   Med. Ctr.), Ser. A, 6.55s, 12/1/22                          Baa                30,842,656
     10,000,000  Beverly Hills, COP (Civic Ctr. Impt.),
                   6 3/4s, 6/1/19                                              AA                 10,487,500
     15,745,000  CA Edl. Fac. Auth. Rev. Bonds
                   (U. of Southern CA), Ser. B, 6 3/4s, 10/1/15                Aa                 16,610,975
      4,275,000  CA Edl. Fac. Auth. VRDN (Stanford U.),
                   Ser. L, 3s, 10/1/16                                         VMIG1               4,275,000
                 CA Hlth. Fac. Auth. Rev. Bonds
     11,135,000    (Valley Presbyterian Hosp.), Ser. A, 9s, 5/1/12             BB                 11,144,465
      9,000,000    (CedarKnoll), Ser. B, 7 1/2s, 8/1/20                        A                   9,663,750
      7,975,000    (Summit Med. Ctr.), Ser. B, 7 1/2s, 5/1/09                  BBB                 8,613,000
     10,000,000    (Mercy Hlth. Syst.), Ser. C, MBIA, 7 1/4s, 7/1/15           Aaa                10,775,000
     21,000,000    (Catholic Healthcare West.), Ser. A,
                   AMBAC, 5s, 7/1/21                                           Aaa                18,453,750
      3,900,000  CA Hlth. Fac. Auth. VRDN (Sutter Hlth.),
                   Ser. A, 3.7s, 3/1/20                                        VMIG1               3,900,000
     35,385,000  CA Hlth. Fac. Fin. Auth. IFB, Ser. B, MBIA,
                   stepped-coupon, 4.643s, (5s, 1/1/99),
                   7/1/14 ++                                                   Aaa                30,961,875
                 CA Hlth. Fac. Fin. Auth. Rev. Bonds
                   (Summit Med. Ctr.)
      2,000,000    Ser. A, 7.6s, 5/1/15                                        BBB                 2,162,500
     12,335,000    Ser. B, 7.6s, 5/1/15                                        BBB                13,337,219
     14,600,000   CA Housing Fin. Agcy. IFB, FHA Insd.,
                   9.621s, 8/1/23                                              Aa                 15,366,500
                 CA Poll. Cntrl. Fin. Auth. Rev. Bonds
     12,500,000    (Pacific Gas & Elec. Co.), Ser. A, 8.2s, 12/1/18            A                  12,819,375
      2,000,000    (Pacific Gas & Elec. Co.), 3 3/4s, 2/1/16                   A                   2,000,000
                 CA Poll. Cntrl. Fin. Auth. VRDN
     19,000,000    (Shell Martinez Refining), Ser. A, 3.55s, 10/1/31           VMIG1              19,000,000
      7,200,000    (Pacific Gas & Elec. Co.), Ser. F, 3.75s, 11/1/26           A-1                 7,200,000
     11,600,000    (Southern CA Edison), Ser. A, 3.55s, 2/28/08                VMIG1              11,600,000
      9,900,000    (Shell Oil Co.), Ser. B, 3.65s, 10/1/11                     VMIG1               9,900,000
      1,400,000  CA Poll. Control Fin. Auth. IFB (Southern
                   CA Edison), Ser. D, 3.55s, 2/28/08                          VMIG1               1,400,000
     39,295,000  CA Pub. Cap. Impt. Fin. Auth. Rev. Bonds
                   (Pooled Project, Jt. Pwrs. Agcy.), Ser. B,
                   MBIA, 8.1s, 3/1/18                                          Aaa                41,080,172
      6,500,000  CA Special Dist. Fin. Auth. COP, Ser. A,
                   8 1/2s, 7/1/18                                              Baa                 6,857,500
     74,200,000  CA State FRB, 6.119s, 9/1/12                                  AA                 78,652,000
                 CA State G.O. Bonds
      5,850,000    MBIA, 6.3s, 9/1/08                                          Aaa                 6,427,687
     16,545,000    AMBAC, 5 1/2s, 4/1/11                                       AAA                16,524,319
     10,445,000    FGIC, 5s, 11/1/22                                           Aaa                 9,152,431
     25,460,000    MBIA, 5s, 11/1/22                                           Aaa                22,309,325
     20,800,000    Ser. 33, MBIA, zero%, 10/1/11                               Aaa                 9,230,000
     60,000,000    Ser. 27, MBIA, zero%, 9/1/11                                Aaa                26,700,000
     25,500,000  CA State Rev. Bonds, FGIC, 8s, 11/1/07                        Aaa                31,237,500
                 CA State Dept. Wtr. Resources Rev. Bonds
                   (Central Valley)
     48,400,000    6.93s, 12/1/13                                              Aa                 54,389,500
     25,000,000    Ser. O, MBIA, 4 3/4s, 12/1/29                               Aaa                20,687,500
      2,000,000  CA State Econ. Dev. Fin. Auth. Indl. VRDN
                   (Volk Enterprises), 2.95s, 6/1/21                           A-1                 2,000,000
                 CA State Pub. Wks. Board. Lease Rev. Bonds
     20,690,000    (U. of CA), Ser. A, 7s, 9/1/15                              AAA                22,629,688
     28,000,000  (Dept. of Corrections-Calipatria State Prison),
                   Ser. A, MBIA, 6 1/2s, 9/1/17                                Aaa                30,695,000
                 CA State Pub. Wks. Board. Rev. Bonds
     24,000,000    (Dept. of Corrections-State Prisons),
                   Ser. A, 7s, 9/1/09                                          AAA                26,250,000
     59,000,000    (Dept. of Corrections), Ser. A, 6.48s, 9/1/19               AAA                64,015,000
     33,500,000    (Dept. of Corrections-State Prison),
                   Ser. A, AMBAC, 5s, 12/1/19                                  Aaa                30,317,500
     18,000,000  CA State U. IFB, AMBAC, 10.16s, 11/1/21
                   (acquired 3/2/92, cost $19,013,580) [DBL. DAGGER]           Aaa                21,127,500
     10,000,000  CA Statewde Cmnty. Dev. Auth. COP
                   (Childrens Hosp.), MBIA, 4 3/4s, 6/1/21                     Aaa                 8,362,500
                 CA Statewide Cmnty. Dev. Auth. VRDN
     15,100,000    (Northern CA Retired Officers), 3.55s, 6/1/26               VMIG1              15,100,000
        100,000    (Barton Memiorial Hosp.), 3.25s, 12/1/09                    VMIG1                 100,000
        625,000    (Delancey St. Foundation), 3.15s, 3/1/03                    VMIG1                 625,000
     14,000,000  Castaic Lake, Wtr. Agcy. COP (Wtr. Syst. Impt.),
                   MBIA, 7 1/8s, 8/1/16                                        Aaa                15,347,500
      1,100,000  Chico, Multi-Fam. Hsg. Auth. VRDN
                   (Ceres Plaza), Ser. A, 3.2s, 5/1/13                         VMIG1               1,100,000
     32,000,000  Chino Basin, Regl. Fin. Auth. Rev. Bonds,
                   AMBAC, 5 3/4s, 8/1/22                                       Aaa                31,360,000
      5,700,000  Chula Vista, Indl. Dev. Auth. VRDN
                   (San Diego Gas & Elec.), Ser. B, 3.5s, 12/1/21              A-1                 5,700,000
                 Commerce Redev. Agcy. Rev. Bonds
                   (Project No. 1) Ser. 91-A
      8,845,000    7 1/4s, 8/1/21                                              BBB                 9,220,913
     68,280,000    zero %, 8/1/21                                              BBB                11,692,950
     10,000,000  Concord, Redev. Agcy. Tax Alloc. Rev. Bonds
                   (Central Concord Redev.), AMBAC, 5
                   1/4s, 7/1/19                                                Aaa                 9,200,000
                 Contra Costa Wtr. Dist. Rev. Bonds, Ser. G, MBIA
     36,915,000    5s, 10/1/26                                                 Aaa                32,300,625
     41,500,000    5s, 10/1/24                                                 Aaa                36,468,125
     35,000,000  Contra Costa, Home Mtge. Fin. Auth. Rev.
                   Bonds, MBIA, 9/1/17                                         Aaa                 9,100,000
     10,000,000  Corona, COP (Vista Hosp. Syst.),
                   Ser. B, 9 1/2s, 7/1/20                                      B                  10,525,000
      2,900,000  Costa Mesa, VR COP (Orange Cnty. Preforming),
                   2.9s, 12/1/14                                               A-1                 2,900,000
     15,000,000  Duarte, COP (City of Hope Med. Ctr.),
                   6 1/8s, 4/1/13                                              Baa                14,868,750
     23,850,000  East Bay, Muni. Util. Dist. Rev. Bonds
                   (Wastewater Treatment), FGIC, 4 3/4s, 6/1/21                Aaa                20,212,875
     10,725,000  El Camino, Hosp. Dist. Rev. Bonds,
                   Ser. A, AMBAC, 6 1/4s, 8/15/17                              Aaa                10,952,906
                 Foothill/Eastern Trans. Corridor Agcy. Rev. Bonds
     34,150,000    (CA Toll Roads), Ser. A, 6 1/2s, 1/1/32                     Baa                34,875,688
     38,875,000    (CA Toll Roads), Ser. A, 6s, 1/1/34                         Baa                37,222,813
     31,945,000    (CA Toll Roads), Ser. A, 5s, 1/1/35                         Baa                25,995,244
     11,460,000  Fresno, Unified Sch. Dist. COP, 7 1/4s, 3/1/07                A                  12,362,475
      1,555,000  Independent Cities Lease Fin. Auth. VRDN
                   (Pooled), 3.2s, 6/1/98                                      A-1                 1,555,000
      2,000,000  Indio, Multi-Fam. VRDN (Carreon),
                   Ser. A, 3.35s, 8/1/26                                       A-1                 2,000,000
     13,715,000  Irvine CA Imp.  VRDN (Dist. No. 89-10),
                   3.7s, 9/2/15                                                VMIG1              13,715,000
      6,100,000  Irvine Ranch, Wtr. Dist. Adjustable Rate Rev. Bonds
                   (Cons. Bonds), Ser. B 3.55s, 10/1/09                        AAA                 6,100,000
                 Irvine Ranch, Wtr. Dist. VRDN
     10,900,000    (Dist. Nos. 140-240-105-250) 3.7s, 4/1/33                   VMIG1              10,900,000
      7,000,000    (Dist. Nos. 105-250-290), 3.7s, 8/1/16                      VMIG1               7,000,000
      1,300,000    (Cons. Bonds), 3.7s, 10/1/00                                A-1                 1,300,000
      4,900,000    (Cons. Impt. Dists.), Ser. B, 3.55s, 6/1/15                 VMIG1               4,900,000
      5,700,000    (Cons. Bonds), 3.55s, 10/1/10                               A-1                 5,700,000
     23,450,000    Ser. A, 3.55s, 5/1/09                                       VMIG1              23,450,000
      2,700,000    (Cons. Bonds), Ser. B, 3.55s, 10/1/04                       A-1                 2,700,000
      1,100,000    (Cons. Bonds) Ser. B, 3.55s, 10/1/99                        A-1                 1,100,000
     21,800,000    2.83s, 1/1/21                                               VMIG1              21,800,000
                 Irvine Ranch, Wtr. Dist. Jt. Pwr. Agcy. Rev. Bonds
     56,000,000    (Issue II), FNMA, 8 1/4s, 8/15/23                           A                  58,660,000
     23,000,000    (Issue II), 8.2s, 8/15/08                                   A                  24,092,500
     25,010,000    (Issue I), 7 7/8s, 2/15/23                                  A                  25,700,276
      1,620,000  Irvine, VRDN (Irvine East Co.), 3.2s, 12/1/05                 Aa                  1,620,000
      4,000,000  Lancaster, Redev. Agcy. VRDN
                   (Woodcreek Garden Apts), 3.4s, 10/1/07                      VMIG1               4,000,000
      6,000,000  Local Govt. Fin. Joint Pwr. Auth. Rev. Bonds
                   (Anaheim Redev. Agcy.), Ser. A, 8.2s, 9/1/15                AAA                 6,450,000
     21,530,000  Los Angeles, Bldg. Auth. Rev. Bonds
                   (CA Dept. Gen Svcs.), Ser. A, MBIA,
                   5 5/8s, 5/1/11                                              AAA                21,906,775
        200,000  Los Angeles, Cmnty. Dev. VRDN,
                   (Willowbrook) 3.3s, 11/1/15                                 A                     200,000
      7,675,000  Los Angeles, Cmnty. Redev. Agcy. Multi-Fam.
                   VRDN (Promenade Towers), 3.2s, 4/1/09                       VMIG1               7,675,000
     37,465,000  Los Angeles, Convention & Exhibition Ctr.
                   Auth. COP, 9s, 12/1/20                                      Aaa                47,814,706
     29,100,000  Los Angeles, Convention & Exhibition Ctr.
                   Auth. IFB, 7.298s, 8/15/18 (acquired 9/15/94,
                   cost $21,610,242) [DBL. DAGGER]                             Aaa                25,462,500
                 Los Angeles, Dept. of Wtr. & Pwr. Rev. Bonds
      9,305,000    7 3/8s, 2/1/29                                              Aa                  9,921,456
     11,000,000    (Waterworks), 7s, 2/15/22                                   Aa                 11,673,750
     51,200,000    (Electric Plant), Issue II, 6.8s, 6/1/31                    Aa                 55,936,000
     38,205,000    (Electric Plant), Issue II, 6 3/4s, 12/15/29                Aa                 40,879,350
     25,000,000    (Electric Plant), Issue II, FGIC, 5.4s, 11/15/31            Aaa                23,000,000
     17,760,000    (Electric Plant), Issue II, MBIA, 5 1/4s, 11/15/26          Aaa                15,917,400
     25,000,000  Los Angeles, Harbor Dept. Rev. Bonds,
                   7.6s, 10/1/18                                               AAA                30,281,250
      1,400,000  Los Angeles, Multi-Fam. VRDN (Hsg. Loans),
                   Ser. B, 3.35s, 12/1/26                                      A-1                 1,400,000
     27,250,000  Los Angeles, State Bldg. Auth. Lease Rev. Bonds
                   (State Dept. General Svcs.),
                   Ser. A, 7 1/2s, 3/1/11                                      AAA                28,674,630
     34,700,000  Los Angeles, Wastewtr. Syst. IFB, 8.682s, 6/1/19
                   (acquired 11/18/94, cost $33,460,631) [DBL. DAGGER]         AAA                37,953,125
                 Los Angeles, Wastewtr. Syst. Rev. Bonds
     17,150,000    Ser. B, 7.15s, 6/1/20                                       Aaa                18,757,813
     20,105,000    Ser. A, 7s, 2/1/20                                          Aaa                21,763,663
     50,000,000    Ser. 91-5, AMBAC, 6.519s, 6/1/21                            Aaa                53,500,000
      7,775,000  Los Angeles, Wtr Dept. & Pwr. Rev. Bonds,
                   7.4s, 9/1/25                                                Aa                  8,397,000
     13,565,000  Los Angeles Cnty., Trans. Comm. Sales Tax
                   Rev. Bonds, Ser. A, 8s, 7/1/16                              Aaa                13,971,543
     15,000,000  Los Angeles Cnty., Dept. Wtr. & Elec. Pwr.
                   Auth. Rev. Bonds, Ser. A, MBIA, 7 1/4s, 9/15/30             Aa                 16,462,500
     24,340,000  Los Angeles Cnty., Hlth. Fac. Auth. Lease
                   Rev. Bonds (Olive View Med. Ctr.),
                    7 1/2s, 3/1/08                                             Aaa                25,601,299
                 Los Angeles Cnty., Metro. Trans. Auth.
                   Sales Tax Rev. Bonds
     28,470,000    Ser. B, AMBAC, 5 1/4s, 7/1/23                               Aaa                25,836,525
     12,150,000    Ser. A (2nd Ser.), AMBAC, 5s, 7/1/25                        Aaa                10,661,625
    100,000,000    Ser. A, FGIC, 5s, 7/1/21                                    Aaa                87,375,000
     26,235,000  Los Angeles Cnty., Pension Authority COP,
                   Ser. A, 6/30/08                                             AAA                29,875,106
     15,235,000  Los Angeles Cnty., Pub. Wks. Fin. Auth. Rev.
                   Bonds, Ser. A, MBIA, 5 3/4s, 9/1/07                         Aaa                15,844,400
                 Los Angeles Cnty., Sanitation Dist. Fin. Auth.
                   Rev. Bonds (Capital Projects)
     14,865,000    MBIA, 5 1/4s, 10/1/19                                       Aaa                13,489,988
     13,000,000    Ser. A, MBIA, 5s, 10/1/23                                   Aaa                11,293,750
     20,000,000  Metropolitan Wtr. Dist. IFB
                   (Southern CA Waterwks.), 7.551s, 8/10/18                    Aa                 20,000,000
                 Metropolitan Wtr. Dist. Rev. Bonds
     22,600,000    (Southern California Waterwks.), 5.95s, 8/5/22              Aa                 22,402,250
     25,000,000    Ser. C, 5s, 7/1/27                                          Aaa                21,812,500
     15,000,000    (Southern CA Waterwks.),
                   Ser. B, MBIA, 4 3/4s, 7/1/21                                Aaa                12,712,500
      2,000,000  Moorpark, Multi-Fam. VRDN
                   (LeClub Apartments), Ser. A, 3.25s, 11/1/15                 A-1                 2,000,000
     16,600,000  Mount Diablo Hosp. Dist. Rev. Bonds,
                   Ser. A, AMBAC, 5s, 12/1/13                                  Aaa                14,836,250
     24,000,000  M-S-R Pub. Pwr. Agcy. VRDN
                   (Forniasan Juan Proj.), Ser. D, MBIA,
                   3.3s, 07/01/18                                              VMIG1              24,000,000
                 Northern CA Pwr. Agcy. Multi. Cap. Fac. IFB
      8,450,000    MBIA, 9.233s, 8/15/17                                       Aaa                 9,379,500
      9,500,000    MBIA, 9.233s, 9/2/25                                        Aaa                10,545,000
     17,000,000  Northern CA Pwr. Agcy. Pub. Pwr. Rev. Bonds
                   (Hydro. Elec. Project No. 1),
                    Ser. B-1, MBIA, 8s, 7/1/24                                 AAA                17,828,750
     14,800,000  Oakland, Redev. Agcy. Rev. Bonds,
                   MBIA, 5.95s, 9/1/19                                         Aaa                14,892,500
     12,000,000  Orange Cnty. VRDN, AMBAC, 3.2s, 8/1/13                        VMIG1              12,000,000
                 Orange Cnty., Arpt. Dev. VRDN
      1,400,000    (Yorba Linda), Ser. D, 3.25s, 4/1/06                        VMIG1               1,400,000
        300,000    (Vintage Woods), Ser. E, 3 1/2s, 11/1/08                    VMIG1                 300,000
      3,000,000    (Villa Marguerite Arpt.), Ser. A, 3.3s, 3/1/23              VMIG1               3,000,000
        390,000  Orange Cnty., Hsg. Auth. Dev. VRDN
                   (Village Niguel), Ser. AA, 3 1/2s, 12/1/08                  VMIG1                 390,000
     20,257,000  Orange Cnty., Impt. VRDN
                   (Assmt. Dist No. 88-1), 3.8s, 9/2/18                        VMIG1              20,257,000
                 Orange Cnty., Pub. Fac. Corp. COP
                   (Solid Waste Management)
     10,000,000    7 7/8s, 12/1/13                                             BBB                10,462,500
      4,180,000    7 7/8s, 12/1/07                                             BBB                 4,373,325
                 Orange Cnty., Sanitation Dist. VR COP
     30,260,000    (Nos. 1-3, 5-7, 11, 13 & 14) 3.7s, 8/1/15                   VMIG1              30,260,000
      1,500,000    (Nos. 1-3, 5-7 & 11), AMBAC, 3.7s, 8/1/16                   VMIG1               1,500,000
     16,900,000    (Nos. 1-2-3-6-7 & 11), Ser. C, FGIC, 3.8s, 8/1/17           VMIG1              16,900,000
     19,830,000  Orange Cnty,. Wtr. Dist. COP, Ser. A, 5s, 8/15/18             Aa                 17,326,463
      3,000,000  Otay Wtr. Dist.Cfts. Partn. VRDN
                   (Capital Projs.), 3.3s, 9/1/26                              VMIG1               3,000,000
     12,840,000  Oxnard, Redev. Agcy. Tax Alloc. Rev. Bonds
                   (Cent. City Revitalization), Ser. A, 6 1/2s, 9/1/16         BBB                12,775,800
                 Palm Desert, Fin. Auth. Tax Alloc. IFB
     22,850,000    MBIA, 8.955s, 4/1/22                                        Aaa                24,363,813
     18,000,000    MBIA, 6.368s, 4/1/22                                        Aaa                18,472,500
                 Palm Springs Cmnty. Redev. Agcy. VRDN
        200,000    (Headquarters Hotel 7) 3.1s, 12/1/14                        A-1                   200,000
      1,900,000    (Headquarters Hotel 10), 3.1s, 12/1/14                      A-1                 1,900,000
     21,720,000  Palo Alto, School Dist. Rev. Bonds,
                   Ser. B., 5 3/8s, 8/1/21                                     Aa                 20,525,400
     24,855,000  Pasadena VR COP
                   (Index Cap. Certif.), AMBAC, 3.43s, 2/1/14                  Aaa                22,431,638
      2,000,000  Pasadena, VR COP (Rose Bowl Impt.), 3.2s, 12/1/16             VMIG1               2,000,000
                 Pleasanton, Jt. Pwr. Fin. Auth. Rev. Bonds, Ser. B
      5,790,000    6 3/4s, 9/2/17                                              BBB/P               5,840,663
      8,860,000    6.6s, 9/2/08                                                BBB/P               9,003,975
      4,740,000    6 1/2s, 9/2/04                                              BBB/P               4,864,425
      9,655,000    6 1/8s, 9/2/02                                              BBB/P               9,751,550
     44,000,000  Rancho Cucamonga, Wtr. Dist. Fin. Auth. Rev.
                   Bonds, AMBAC, 6.427s, 8/17/21                               Aaa                47,685,000
      7,095,000  Rancho, Redev. Agcy. Tax Alloc. Rev. Bonds
                   (Rancho Redev.), MBIA, 6 3/4s, 9/1/20                       Aaa                 7,609,388
     20,800,000  Redding Elec. Syst. COP, MBIA, 6.368s, 7/1/22                 Aaa                22,100,000
      3,405,000  Richmond, Jt. Pwr. Fin. Auth. Rev. Bonds
                   (Impt. Dists. 851 & 853), Ser. B, 8 1/2s, 9/2/19            BBB/P               3,512,121
         25,000  Riverside Cnty., Hsg. Auth. Multi-Fam.
                   3.3s, 8/1/25                                                A-1                    25,000
      1,500,000  Sacramento Cnty., VR COP, 3s, 6/1/20                          Aaa                 1,500,000
     14,355,000  Sacramento Cnty., Santn. Dist. Fin. Auth. Rev.
                   Bonds, MBIA, 4 3/4s, 12/1/23                                Aaa                11,986,425
      1,495,000  Sacramento, Multi-Fam. Hsg. VRDN
                   (Smoketree-A), 3.2s, 4/15/10                                A-1                 1,495,000
     16,610,000  Sacramento Cnty., Hsg. Auth. Multi-Fam. Rev.
                   Bonds, Ser. 85-2 (Issue II), FNMA Coll., 11/1/97            AAA                15,868,696
     25,000,000  Sacramento, Muni. Util. Dist. Elec. IFB, FGIC,
                   8.668s, 8/15/18                                             Aaa                27,031,250
                 Sacramento, Muni. Util. Dist. Elec. Rev. Bonds
     34,835,000    Ser. V, 7 7/8s, 8/15/16                                     Aaa                37,316,994
      5,930,000    Ser. V, 7 1/2s, 8/15/18                                     Aaa                 6,211,675
     12,000,000    Ser. A, MBIA, 6 1/4s, 8/15/10                               Aaa                12,960,000
      1,380,000  San Bernadino Cnty., Multi-Fam. VRDN
                   (Woodview Apts.), 3.35s, 4/1/07                             VMIG1               1,380,000
        500,000  San Bernardino Cnty. VRDN, 3.3s, 7/1/15                       VMIG1                 500,000
     10,000,000  San Bernardino Cnty., COP (Med. Ctr. Fin.),
                   MBIA, 5s, 8/1/28                                            Aaa                 8,600,000
                 San Diego, Regl. Bldg. Auth. Rev. Bonds,
                   MBIA, stepped-coupon
     11,000,000    6.9s, (5.65s, 5/2/09), 5/1/23 ++                            Aaa                11,000,000
     14,100,000    6.85s, (5.65, 5/2/98), 5/1/13 ++                            Aaa                14,100,000
      9,915,000  San Diego, Single Fam. Mtge. Rev. Bonds,
                   Ser. A, 8/1/16                                              A                   1,574,006
     11,520,000  San Diego, Swr. Rev. Bonds, Ser. A, AMBAC,
                   5s, 5/15/23                                                 Aaa                10,080,000
     29,350,000  San Diego, Pub. Fac. Fin. Auth. Swr. Rev. Bonds,
                   FGIC, 5s, 5/15/25                                           Aaa                25,754,625
     10,200,000  San Diego Cnty., IF COP, MBIA, 8.196s,
                   11/18/19                                                    Aaa                11,156,250
     15,800,000  San Diego Cnty., COP, AMBAC, 5 1/4s, 9/1/06                   Aaa                15,721,000
                 San Diego Cnty., Wtr. Auth. IF COP, Ser. 91-B
     17,500,000    MBIA, 8.02s, 4/8/21                                         Aaa                18,768,750
     28,350,000    MBIA, 8.02s, 4/21/11                                        Aaa                32,886,000
                 San Joaquin Hills, Trans. Corridor Agcy. Toll
                   Rd. Rev. Bonds
     77,825,000    Sr. Lien, 6 3/4s, 1/1/32                                    BB/P               80,938,000
     34,125,000    5s, 1/1/33                                                  BB/P               28,281,094
        900,000  San Jose, Multi-Fam. Hsg. VRDN
                   (Kimberly Woods Apts), 3.2s, 11/1/08                        VMIG1                 900,000
                 San Jose, Redev. Agcy. Tax Alloc. Rev. Bonds
     19,150,000    (Merged Area Redev.), MBIA, 5s, 8/1/20                      Aaa                16,971,688
     29,100,000    (Merged Area Redev), MBIA, 4 3/4s, 8/1/24                   Aaa                24,080,250
     20,200,000  San Jose, Redev. Agcy. VRDN (Merged Area
                   Redev.), Ser. B, 3 1/4s, 7/1/26                             A-1                20,200,000
     40,000,000  San Mateo Cnty., Jt. Pwr. Fin. Auth. Rev. Bonds,
                   FSA, 5 3/4s, 7/15/29                                        Aaa                38,850,000
      4,100,000  Santa Ana, Hlth. Fac. VRDN (Multi Modal-Town
                   & Country), 3.75s, 10/1/20                                  A-1                 4,100,000
      4,600,000  Santa Ana, U. School Dist. VR COP, 3.3s, 7/1/15               VMIG1               4,600,000
      2,000,000  Santa Clara Cnty., Hsg. Auth. VRDN
                   (Foxchase Apt.), FGIC, 3.55s, 11/1/07                       VMIG1               2,000,000
     35,600,000  Santa Clara Wtr. Dist. COP, FGIC, 5 3/4s, 2/1/15              Aaa                35,555,500
     45,200,000  South Orange Cnty., Pub. Fing. Auth. Rev.
                   Bond, FGIC, 5 1/2s, 8/15/15                                 Aaa                43,448,500
                 Southern CA Pub. Pwr. Auth. Rev. Bonds
     13,635,000    (Mead Adelanto), Ser. A, AMBAC, 5s, 7/1/17                  Aaa                12,271,500
     26,690,000    (Palo Verde), Ser. A, AMBAC, 5s, 7/1/15                     Aaa                24,287,900
     42,690,000    (Mead Adelanto), Ser. A, AMBAC, 4 7/8s,
                   7/1/20                                                      Aaa                36,446,588
     25,300,000  Southern CA Pub. Pwr. Auth. VRDN
                   (Transmission), AMBAC, 3.2s, 7/1/19                         VMIG1              25,300,000
                 Thousand Oaks, Cmnty. Fac. Dist. Special
                   Tax Rev. Bonds (No. 94-1)
     21,775,000    6 7/8s, 9/1/24                                              BB/P               22,156,063
     33,515,000    zero%, 9/1/2014                                             BB/P               10,222,075
     29,700,000  U. of CA IFB, MBIA, 10.309s, 9/1/16
                   (acquired 8/12/92, cost $33,601,600) [DBL. DAGGER]          Aaa                36,345,368
                 U. of CA Rev. Bonds
     41,147,000    (UCSD Med. Ctr. Satellite Med. Fac.),
                   7.9s, 12/1/19                                               BBB                44,233,025
     11,500,000    (Multi-Purpose), Ser. B, MBIA, 5s, 9/1/16                   Aaa                10,306,875
     13,000,000    (Multi-Purpose), Ser. C, 4 7/8s, 9/1/19                     Aaa                11,131,250
      1,900,000  Vallejo Hsg. Multi-Fam. VRDN,
                   Ser. A, 3.2s, 5/15/22                                       A-1                 1,900,000
     10,000,000  Vallejo, COP (Marine World Foundation),
                   7.2s, 2/1/26                                                BB/P               10,187,500
     36,945,000  Valley Hlth. Syst. COP, 6 7/8s, 5/15/23                       BBB                38,053,350
      1,600,000  Vista, Multi-Fam. Hsg. VRDN
                   (Var-Ref-A-Rmkt-1/1/95), 3.3s, 5/1/25                       A-1                 1,600,000
      6,300,000  Western Riverside, Wastewtr. Auth. VRDN,
                   3.7s, 4/1/28                                                A-1                 6,300,000
      1,800,000  Woodland Mult-Fam. Hsg. Auth. VRDN,
                   3.2s, 7/15/18                                               A-1                 1,800,000
                                                                                              --------------
                                                                                               3,470,245,489

Puerto Rico (0.3%)
------------------------------------------------------------------------------------------------------------
 $    9,000,000  Cmnwlth. of PR, Govt. Dev. Bank IFB, 3.1s, 12/1/15            VMIG1         $     9,000,000
      1,400,000  Cmnwlth. of PR, Hwy. & Trans. Auth. VRDN,
                   Ser. X, 3.1s, 7/1/99                                        VMIG1               1,400,000
                                                                                              --------------
                                                                                                  10,400,000
                                                                                              --------------
                 Total Municipal Bonds and Notes (cost $3,304,458,700)                       $ 3,480,645,489

MUNICIPAL COMMERCIAL PAPER (2.0%)*
PRINCIPAL AMOUNT                                                          RATINGS**                    VALUE
------------------------------------------------------------------------------------------------------------
 $    8,000,000  CA State G.O. Bonds RAN, Ser. C-4, 3 1/2s,
                   6/30/97                                                     SP1+          $     8,000,000
     54,500,000  CA State RAN, Ser. A, 4 1/2s, 6/30/97                         SP1+               54,586,655
      9,500,000  San Bernardino Cnty., RAN, 4 1/2s, 6/30/97
                   (Toronto Dominion Bank LOC)                                 SP1+                9,514,155
                                                                                              --------------
                 Total Municipal Commercial Paper (cost $72,083,501)                         $    72,100,810
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $3,376,542,201) ***                                 $ 3,552,746,299
------------------------------------------------------------------------------------------------------------

*             Percentages indicated are based on net assets of $3,595,561,007

**            The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at March 31, 1997 for the securities listed.  Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at March 31, 1997. Securities rated by
              Putnam are indicated by "/P" and are not publicly rated.

***           The aggregate identified cost on a tax basis is $3,386,270,729, resulting in gross unrealized appreciation and depreciation of $196,347,594 and $29,872,024, respectively, or net unrealized appreciation of $166,475,570.

++            The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

[DBL. DAGGER] Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at March 31, 1997 was $120,888,493 or 3.4% of net assets.

              The rates shown on IFB and IF COP, which are securities paying interest rates that vary inversely to changes in the market interest rates, and VRDNs are the current interest rates at March 31, 1997.

              The fund had the following industry group concentration greater than 10% at March 31, 1997 (as a percentage of net assets):

                  Water and sewerage        19.6%
                  Utilities                 17.6
                  Hospitals/health care     10.4
                  Transportation            10.1

              The fund had the following insurance concentrations greater than 10% at March 31, 1997 (as a percentage of net assets):

                  MBIA     22.5%
                  AMBAC    13.9

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
March 31, 1997 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $3,376,542,201) (Note 1)                                           $ 3,552,746,299
---------------------------------------------------------------------------------------------------
Cash                                                                                      1,917,014
---------------------------------------------------------------------------------------------------
Interest and other receivables                                                           47,079,694
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    4,097,072
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                            9,157,000
---------------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                                             10,285
---------------------------------------------------------------------------------------------------
Total assets                                                                          3,615,007,364

Liabilities
---------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                     8,606,902
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                4,367,196
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              4,054,556
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  242,250
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                32,692
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  8,961
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                    1,944,162
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      189,638
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        19,446,357
---------------------------------------------------------------------------------------------------
Net assets                                                                          $ 3,595,561,007

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                     $ 3,429,482,262
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                                 96,423
---------------------------------------------------------------------------------------------------
Distributions in excess of gains on investments (Note 1)                                (10,221,776)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                              176,204,098
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                          $ 3,595,561,007

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($3,047,853,290 divided by 364,278,984 shares)                                                $8.37
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $8.37)*                                        $8.79
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($535,561,877 divided by 64,073,974 shares)**                                                 $8.36
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($12,145,840 divided by 1,452,987 shares)                                                     $8.36
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $8.36)*                                        $8.64
---------------------------------------------------------------------------------------------------

*  On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended March 31, 1997 (Unaudited)

Tax exempt interest income:                                                          $ 110,850,386
--------------------------------------------------------------------------------------------------

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         8,225,039
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           1,157,194
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           65,555
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            17,467
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                    3,133,454
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                    2,237,969
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                       27,503
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     71,167
--------------------------------------------------------------------------------------------------
Registration fees                                                                              100
--------------------------------------------------------------------------------------------------
Auditing                                                                                    32,537
--------------------------------------------------------------------------------------------------
Legal                                                                                       60,763
--------------------------------------------------------------------------------------------------
Postage                                                                                     91,699
--------------------------------------------------------------------------------------------------
Other                                                                                       83,335
--------------------------------------------------------------------------------------------------
Total expenses                                                                          15,203,782
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (530,804)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            14,672,978
--------------------------------------------------------------------------------------------------
Net investment income                                                                   96,177,408
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        16,742,363
--------------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                          6,808,470
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and futures during the period               (54,395,508)
--------------------------------------------------------------------------------------------------
Net loss on investments                                                                (30,844,675)
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  $ 65,332,733
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                      Six months ended          Year ended
                                                                              March 31        September 30
                                                                                 1997*                1996
----------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
----------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------
Net investment income                                                 $    96,177,408      $   201,920,831
----------------------------------------------------------------------------------------------------------
Net realized gain on investments                                           23,550,833           31,619,858
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation
(depreciation) of investments                                             (54,395,508)           2,237,252
----------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                       65,332,733          235,777,941
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                               (84,132,007)        (176,564,618)
----------------------------------------------------------------------------------------------------------
    Class B                                                               (12,395,843)         (22,679,219)
----------------------------------------------------------------------------------------------------------
    Class M                                                                  (278,237)            (313,339)
----------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                (7,788,953)                  --
----------------------------------------------------------------------------------------------------------
    Class B                                                                (1,298,602)                  --
----------------------------------------------------------------------------------------------------------
    Class M                                                                   (27,148)                  --
----------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions
(Note 4)                                                                  (33,190,698)          44,366,900
----------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                   (73,778,755)          80,587,665

Net assets
----------------------------------------------------------------------------------------------------------
Beginning of period                                                     3,669,339,762        3,588,752,097
----------------------------------------------------------------------------------------------------------
End of period (including undistributed
net investment income of $96,423 and
$725,102, respectively)                                               $ 3,595,561,007      $ 3,669,339,762
----------------------------------------------------------------------------------------------------------
* Unaudited.

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended
Per-share                       March 31
operating performance         (Unaudited)                                   Year ended September 30
------------------------------------------------------------------------------------------------------------------------------
                                    1997             1996             1995             1994             1993              1992
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period           $     8.46       $     8.37       $     8.09       $     8.92       $     8.39        $     8.11
------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------
Net investment income                .23              .47              .48              .50              .53               .54
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.07)             .09              .31             (.81)             .57               .27
------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .16              .56              .79             (.31)            1.10               .81
------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.23)            (.47)            (.48)**          (.50)            (.53)             (.53)
------------------------------------------------------------------------------------------------------------------------------
From net realized gain
or loss on investments              (.02)              --               --               --               --                --
------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain or loss on investments           --               --             (.03)            (.02)            (.04)               --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.25)            (.47)            (.51)            (.52)            (.57)             (.53)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                 $     8.37       $     8.46       $     8.37       $     8.09       $     8.92             $8.39
------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)           1.86*            6.81            10.07            (3.53)           13.63             10.34
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $3,047,853       $3,149,797       $3,168,277       $3,260,769       $3,600,182        $2,854,165
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .37*             .74              .74              .68              .69               .60
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.66*            5.60             5.86             5.86             6.16              6.53
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              4.45*           29.47            47.73            21.06            22.95             31.25
------------------------------------------------------------------------------------------------------------------------------

+  Commencement of operations.

*  Not annualized.

** Distributions in excess of net investment income amounted to less than $0.01 per share for each class.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the periods ended
    September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).





Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------
                                               Six months
                                                    ended                                                      For the period
Per-share                                        March 31                                                        Jan. 4, 1993+
operating performance                          (Unaudited)                     Year ended Sept. 30                to Sept. 30
------------------------------------------------------------------------------------------------------------------------------
                                                     1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                              $   8.45         $   8.37         $   8.08         $   8.91          $   8.37
------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .20              .42              .42              .45               .32
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.07)             .07              .32             (.81)              .55
------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .13              .49              .74             (.36)              .87
------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.20)            (.41)            (.42)**          (.45)             (.33)
------------------------------------------------------------------------------------------------------------------------------
From net realized gain
or loss on investments                               (.02)              --               --             (.02)               --
------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain or loss on investments                            --               --             (.03)              --                --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.22)            (.41)            (.45)            (.47)             (.33)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                    $   8.36         $   8.45         $   8.37         $   8.08          $   8.91
------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                            1.53*            5.99             9.47            (4.15)            10.51*
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $535,562         $510,394         $416,367         $349,609          $209,657
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .69*            1.39             1.39             1.32              1.00*
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            2.33*            4.94             5.17             5.16              3.68*
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                               4.45*           29.47            47.73            21.06             22.95
------------------------------------------------------------------------------------------------------------------------------

+   Commencement of operations.

*   Not annualized.

** Distributions in excess of net investment income amounted to less than $0.01 per share for each class.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the periods ended
    September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).





Financial highlights
(For a share outstanding throughout the period)

CLASS M
--------------------------------------------------------------------------------------------------------------------------------
                                                                                    Six months
                                                                                         ended                     For the period
Per-share                                                                             March 31       Year ended    Feb. 14, 1995+
operating performance                                                               (Unaudited)        Sept. 30      to Sept. 30
--------------------------------------------------------------------------------------------------------------------------------
                                                                                          1997             1996             1995
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                     $ 8.45           $ 8.36           $ 8.13
--------------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                      .21              .45              .29
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                (.07)             .08              .24
--------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                      .14              .53              .53
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                         (.21)            (.44)            (.30)**
--------------------------------------------------------------------------------------------------------------------------------
From net realized gain
or loss on investments                                                                    (.02)              --               --
--------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain or loss on investments                                                                 --               --               --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                       (.23)            (.44)            (.30)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                           $ 8.36           $ 8.45           $ 8.36
--------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                                 1.71*            6.48             6.56*
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                         $12,146           $9,149           $4,108
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                  .52*            1.04              .69*
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                 2.50*            5.24             3.52*
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                    4.45*           29.47            47.73
--------------------------------------------------------------------------------------------------------------------------------

+   Commencement of operations.

*   Not annualized.

** Distributions in excess of net investment income amounted to less than $0.01 per share for each class.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the periods ended
    September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).




Notes to financial statements
March 31, 1997 (Unaudited)

Note 1
Significant accounting policies

Putnam California Tax Exempt Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax and California personal income tax as Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes is consistent with preservation of capital by investing primarily in a diversified portfolio of longer-term California tax exempt securities.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The fair value of restricted securities is determined by Putnam Management following procedures approved by the Trustees, and such valuations and procedures are reviewed periodically by the Trustees.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held and for excise tax on income and capital gains.

E) Distributions to shareholders Income dividends are recorded daily by the fund and are distributed monthly. Capital gain distributions if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

F) Amortization of bond premium and accretion of bond discount Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, the remaining excess premium is amortized to maturity. Discounts on zero coupon bonds, original issue, and stepped-coupon bonds are accreted according to the effective yield method.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.60% of the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million, 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next $5 billion, 0.34% of the next $5 billion, and 0.33% of any excess thereafter. Prior to January 20, 1997, Putnam Management was paid at a rate of 0.40% of any amount over $1.5 billion.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended March 31, 1997, fund expenses were reduced by $530,804 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $2,720 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.20%, 0.85% and 0.50% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended March 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $144,308 and $2,040 from the sale of class A and class M shares, respectively and $550,339 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended March 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received $12,626 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended March 31, 1997, purchases and sales of investment securities other than short-term investments aggregated $151,543,203 and $527,515,287, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At March 31, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        Six months ended
                                         March 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      25,602,756     $218,144,346
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     5,310,728       45,242,519
------------------------------------------------------------
                                 30,913,484      263,386,865

Shares
repurchased                     (38,895,171)    (331,176,029)
------------------------------------------------------------
Net decrease                     (7,981,687)    $(67,789,164)
------------------------------------------------------------

                                           Year ended
                                       September 30, 1996
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      50,772,082     $429,970,384
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                    10,044,390       85,217,229
------------------------------------------------------------
Shares issued in
connection with
the merger of
Putnam California
Intermediate Tax
Exempt Fund                         647,033        5,467,429
------------------------------------------------------------
                                 61,463,505      520,655,042

Shares
repurchased                     (67,524,053)    (571,318,861)
------------------------------------------------------------
Net decrease                     (6,060,548)    $(50,663,819)
------------------------------------------------------------

                                        Six months ended
                                         March 31, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       6,973,664      $59,344,371
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       890,420        7,575,723
------------------------------------------------------------
                                  7,864,084       66,920,094

Shares
repurchased                      (4,170,482)     (35,477,410)
------------------------------------------------------------
Net increase                      3,693,602      $31,442,684
------------------------------------------------------------

                                           Year ended
                                       September 30, 1996
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      16,422,370     $139,117,687
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,417,502       12,003,753
------------------------------------------------------------
Shares issued in
connection with
the merger of
Putnam
California
Intermediate
Tax Exempt
Fund                                449,999        3,797,994
------------------------------------------------------------
                                 18,289,871      154,919,434

Shares
repurchased                      (7,677,551)     (64,914,177)
------------------------------------------------------------
Net increase                     10,612,320     $ 90,005,257
------------------------------------------------------------

                                        Six months ended
                                         March 31, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         469,920      $  3,997,669
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        24,598          209,288
------------------------------------------------------------
                                    494,518        4,206,957

Shares
repurchased                        (123,680)      (1,051,175)
------------------------------------------------------------
Net increase                        370,838      $ 3,155,782
------------------------------------------------------------

                                           Year ended
                                       September 30, 1996
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       1,194,539     $ 10,194,808
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        24,130          203,830
------------------------------------------------------------
                                  1,218,669       10,398,638

Shares
repurchased                        (627,733)      (5,373,176)
------------------------------------------------------------
Net increase                        590,936     $  5,025,462
------------------------------------------------------------



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Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

James E. Erickson
Vice President

William H. Reeves
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam California Tax Exempt Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

32901-027/337/677   5/97